Bank borrowings - Borrowings from receivable factoring facility - (Details) - Factoring of receivables € in Thousands, $ in Thousands			12 Months Ended
	Oct. 02, 2020 USD ($)	Oct. 02, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Upfront Cash Consideration | $	$ 48,800		$ 659,083	$ 169,105
Cash consideration advanced for the financing facility		€ 60,000
Percentage of accounts receivable	10.00%	10.00%
Percentage of annual agent fee	0.15%	0.15%
Percentage of financing commission	1.00%	1.00%
Bad debt losses		€ 5,000